GOLDMAN SACHS TRUST
Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Class B, Institutional
and Administration Shares of the

Goldman Sachs Enhanced Income Fund (“Enhanced Income Fund”)

Supplement dated July 1, 2009 to the
Prospectuses dated July 29, 2008 (the “Prospectuses”)

In the Class A and Class B Shares Prospectus, the following replaces the * footnote on page 22 in the “Fund Fees and Expenses” section:

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Enhanced
	Income Fund
	Class A	Class B

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets):
Management Fees[5]	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[6]	0.19%	0.19%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	0.64%	1.39%

In the Class A and Class B Shares Prospectus, the following replaces footnote 6 on page 27:

“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.13% of the average daily net assets of the Fund’s Class A and/or B Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the following annual percentage rates of the Fund’s average daily net assets:

Other
Fund	Expenses

Enhanced Income	0.064%

These expense reductions may be modified or terminated at any time at the option of the Investment Adviser.

In the Institutional Shares Prospectus, the following replaces the * footnote on page 21 in the “Fund Fees and Expenses” section:

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

Enhanced Income Fund

Annual Fund Operating Expenses[1] (expenses that are deducted from Fund assets):
Management Fees[2]	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.10%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	0.30%

In the Institutional Shares Prospectus, the following replaces footnote 3 on pages 22 and 23:

“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the following annual percentage rates of the Fund’s average daily net assets:

Other
Fund	Expenses

Enhanced Income	0.064%

These expense reductions may be modified or terminated at any time at the option of the Investment Adviser.

In the Administrative Shares Prospectus, the following replaces the * footnote on page 12 in the “Fund Fees and Expenses” section:

*	The “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

Enhanced Income Fund

Annual Fund Operating Expenses[1] (expenses that are deducted from Fund assets):
Management Fees[2]	0.20%
Other Expenses	0.35%
Administration Fees[3]	0.25%
All Other Expenses[4]	0.10%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	0.55%

In the Administrative Shares Prospectus, the following replaces footnote 4 on page 13:

“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund’s Administration Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “All Other Expenses” of the Fund (excluding management fees, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the following annual percentage rate of the Fund’s average daily net assets:

Other
Fund	Expenses

Enhanced Income	0.064%

These expense reductions may be modified or terminated at any time at the option of the Investment Adviser.

This Supplement should be retained with your Prospectus for future reference.

00068185
ENINCFEESTK 07-09